Loss Per Share - Summary of Anti-Dilutive Shares Excluded from Calculation of Diluted Loss Per Share (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted loss per share	9,211,467	8,761,735
Non-Vested Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted loss per share	771,668	1,112,001